SEGMENT REPORTING (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥) segment	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Number of operating segments	4	4
Total revenue	¥ 83,777,571	$ 12,508,368	¥ 47,938,575	¥ 65,760,651
Automation product and software
Total revenue	31,944,055	4,769,390	18,535,166	51,413,830
Equipment and accessories
Total revenue	17,159,381	2,561,973	15,791,623	14,222,623
Oilfield environmental protection
Total revenue	25,335,363	3,782,684	11,043,979	124,198
Platform outsourcing services
Total revenue	¥ 9,338,772	$ 1,394,321	¥ 2,567,807	¥ 0